Investment Strategy - PGIM Government Money Market Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund intends to operate as a government money market fund under the regulations governing money market funds. The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities. Government securities include U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Fund has a policy to invest, under normal circumstances, at least 80% of its net assets in government securities and/or repurchase agreements that are collateralized by government securities. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund will invest only in securities that have remaining maturities of 397 calendar days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulations. The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk.